Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Brilliant Earth Group, Inc.
Entity Central Index Key	0001866757